UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Vincent P. Corti
EuroPacific Growth Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

EuroPacific Growth Fund®
Investment portfolio

December 31, 2011
unaudited

Common stocks — 91.83%	Shares	Value (000)

FINANCIALS — 16.44%
Prudential PLC	88,333,984	$875,911
Housing Development Finance Corp. Ltd.	65,696,730	806,658
Deutsche Bank AG	20,163,788	768,165
Agricultural Bank of China, Class H	1,485,594,000	638,875
Barclays PLC	221,933,921	606,780
Fairfax Financial Holdings Ltd.	711,291	306,709
Fairfax Financial Holdings Ltd. (CAD denominated)	325,000	139,414
Société Générale	19,879,513	442,668
HDFC Bank Ltd.	54,845,000	440,836
Ping An Insurance (Group) Co. of China, Ltd., Class H	66,110,000	435,819
AXA SA	30,386,996	395,053
Toronto-Dominion Bank	5,060,000	378,923
AIA Group Ltd.	118,192,400	369,037
Hana Financial Holdings1	11,921,600	368,459
Bank of China Ltd., Class H	977,853,600	360,088
Banco Bradesco SA, preferred nominative	21,565,243	355,519
ICICI Bank Ltd.	27,210,410	350,807
Industrial and Commercial Bank of China Ltd., Class H	590,830,409	350,698
BNP Paribas SA	8,247,508	323,966
Bank of Nova Scotia	5,835,200	291,144
Brookfield Asset Management Inc.	10,027,000	275,542
Kotak Mahindra Bank Ltd.	31,467,137	255,121
PT Bank Central Asia Tbk	271,718,000	239,729
Credit Suisse Group AG	10,175,871	239,095
UBS AG2	19,194,295	228,460
Banco Santander, SA	29,998,608	227,907
Siam Commercial Bank PCL	59,650,000	220,261
Sberbank of Russia (ADR)	21,598,375	214,550
Westfield Group	26,165,000	209,008
Itaú Unibanco Holding SA, preferred nominative (ADR)	8,444,022	156,721
Itaú Unibanco Holding SA, preferred nominative	2,781,699	50,690
Sino Land Co. Ltd.	138,186,105	196,783
Resona Holdings, Inc.	44,139,900	194,406
China Construction Bank Corp., Class H	278,270,000	194,194
Sampo Oyj, Class A	7,528,722	186,793
Ayala Land, Inc.1	499,786,900	173,948
UniCredit SpA	20,173,747	167,625
China Life Insurance Co. Ltd., Class H	66,362,000	164,055
Bank of Ireland2	1,475,842,276	156,629
Banco Bilbao Vizcaya Argentaria, SA	17,885,507	154,631
Woori Finance Holdings Co., Ltd.1	16,584,000	136,220
Royal Bank of Canada	2,586,539	131,974
DLF Ltd.	35,157,675	121,220
DNB ASA	11,417,796	111,775
ING Groep NV, depository receipts2	15,524,880	111,718
PT Bank Mandiri (Persero) Tbk, Series B	138,912,075	103,408
Daito Trust Construction Co., Ltd.	1,197,000	102,640
China Taiping Insurance Holdings Co. Ltd.2	55,319,200	102,567
Erste Bank der oesterreichischen Sparkassen AG1	5,763,451	101,534
PartnerRe Holdings Ltd.	1,395,000	89,573
HSBC Holdings PLC (Hong Kong)	11,738,967	89,177
Royal Bank of Scotland Group PLC2	269,930,602	84,595
Samsung Card Co., Ltd.1	2,321,740	78,624
Banco Santander (Brasil) SA, units	7,946,600	63,735
Banco Santander (Brasil) SA, units (ADR)	1,554,600	12,654
Macquarie Group Ltd.	2,854,922	69,467
Türkiye Garanti Bankasi AS	22,163,923	69,052
CITIC Securities Co. Ltd., Class H2	41,948,000	69,025
Sun Hung Kai Properties Ltd.	4,695,000	58,849
Chongqing Rural Commercial Bank Co., Ltd., Class H2	106,529,000	55,139
Standard Chartered PLC	2,295,000	50,219
QBE Insurance Group Ltd.	2,785,000	36,888
Shinhan Financial Group Co., Ltd.1	1,029,840	35,751
Lloyds Banking Group PLC2	87,359,895	35,145
Axis Bank Ltd.	2,050,000	31,195
State Bank of India	985,000	30,030
China Pacific Insurance (Group) Co., Ltd., Class H	9,180,000	26,122
Deutsche Börse AG2	493,000	25,848
Svenska Handelsbanken AB, Class A	550,000	14,465
		14,960,286

CONSUMER STAPLES — 11.32%
Nestlé SA	27,091,200	1,557,463
British American Tobacco PLC	26,014,999	1,234,462
Anheuser-Busch InBev NV	18,630,623	1,140,651
Anheuser-Busch InBev NV, VVPR STRIPS1,2	10,093,238	13
Pernod Ricard SA	6,096,672	565,442
Danone SA	8,502,168	534,461
L’Oréal SA	3,859,000	403,057
L’Oréal SA bonus shares1	1,041,600	108,791
Shoprite Holdings Ltd.	25,335,000	427,452
Hengan International Group Co. Ltd.	42,143,500	394,217
Unilever NV, depository receipts	11,221,000	385,870
Tesco PLC	56,094,558	351,465
Associated British Foods PLC	19,280,000	331,456
Koninklijke Ahold NV	24,513,000	330,109
SABMiller PLC	7,886,000	277,577
Wilmar International Ltd.	64,779,000	249,717
Asahi Group Holdings, Ltd.	10,716,700	235,303
Wal-Mart de México, SAB de CV, Series V	65,671,436	179,912
Tingyi (Cayman Islands) Holding Corp.	54,414,000	165,345
Coca-Cola Amatil Ltd.	12,428,216	146,310
China Resources Enterprise, Ltd.	38,856,000	133,329
Japan Tobacco Inc.	28,200	132,628
Olam International Ltd.	73,518,000	120,730
Olam International Ltd.3	3,441,089	5,651
ITC Ltd.	32,370,874	122,705
Diageo PLC	5,500,000	120,136
China Yurun Food Group Ltd.	88,145,000	115,762
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	3,165,000	114,225
Coca-Cola Hellenic Bottling Co. SA	5,700,000	97,748
OJSC Magnit (GDR)	4,500,000	95,220
Woolworths Ltd.	3,350,626	86,018
Unilever PLC	2,526,750	84,877
Wesfarmers Ltd.	1,498,120	45,202
		10,293,304

CONSUMER DISCRETIONARY — 10.92%
Honda Motor Co., Ltd.	27,492,250	838,662
Volkswagen AG, nonvoting preferred	4,134,575	619,398
Hyundai Motor Co.1	3,134,390	582,521
Daimler AG (EUR denominated)	10,765,616	472,621
Daimler AG	125,000	5,482
Kia Motors Corp.1	7,559,160	439,679
Li & Fung Ltd.	234,152,000	433,537
Hyundai Mobis Co., Ltd.1	1,555,000	396,208
adidas AG	5,658,000	368,047
H & M Hennes & Mauritz AB, Class B	11,391,611	366,310
Hero MotoCorp Ltd.	9,975,363	357,868
Industria de Diseño Textil, SA	3,985,180	326,387
Naspers Ltd., Class N	7,350,000	321,577
Nikon Corp.	14,304,200	318,532
British Sky Broadcasting Group PLC	26,790,000	304,756
Toyota Motor Corp.	9,083,300	302,698
Nissan Motor Co., Ltd.	32,954,800	296,281
Yamada Denki Co., Ltd.	3,442,150	234,336
Tata Motors Ltd.	69,545,458	234,023
Bayerische Motoren Werke AG	3,309,000	221,671
Swatch Group Ltd, non-registered shares	498,800	186,658
Swatch Group Ltd	478,484	31,889
Sands China Ltd.2	76,156,800	215,235
Cie. Générale des Établissements Michelin, Class B	3,506,615	207,293
PT Astra International Tbk	24,563,500	200,463
Burberry Group PLC	8,922,000	164,192
Ctrip.com International, Ltd. (ADR)2	6,807,000	159,284
WPP PLC	13,768,000	144,433
Belle International Holdings Ltd.	81,200,000	141,561
LVMH Moët Hennessey-Louis Vuitton SA	980,000	138,759
Shangri-La Asia Ltd.	70,164,000	121,056
Truworths International Ltd.	10,700,000	97,887
Renault SA	2,793,065	96,880
Carnival PLC	2,500,000	82,542
Suzuki Motor Corp.	3,946,333	81,623
JCDecaux SA2	3,528,700	81,270
Intercontinental Hotels Group PLC	3,900,000	70,076
Isuzu Motors Ltd.	14,500,000	67,065
Techtronic Industries Co. Ltd.	43,815,000	45,075
Dongfeng Motor Group Co., Ltd., Class H	26,200,000	44,934
Kingfisher PLC	9,259,650	36,051
Marks and Spencer Group PLC	5,766,023	27,849
Carphone Warehouse Group PLC	5,783,088	27,752
Whitbread PLC	642,382	15,603
Dixons Retail PLC2	32,378,948	4,938
		9,930,962

HEALTH CARE — 10.16%
Novo Nordisk A/S, Class B	22,139,400	2,544,183
Novartis AG	33,773,725	1,930,852
Bayer AG	19,174,425	1,225,935
Teva Pharmaceutical Industries Ltd. (ADR)	25,642,300	1,034,923
Roche Holding AG	4,572,007	774,900
UCB SA4	11,918,602	501,488
CSL Ltd.	12,729,329	416,626
Sonova Holding AG	2,470,000	258,360
Sinopharm Group Co. Ltd., Class H	53,840,000	129,356
Merck KGaA	1,098,724	109,538
Grifols, SA, Class A2	6,050,000	101,793
Terumo Corp.	2,175,000	102,434
Essilor International	1,002,000	70,742
Smith & Nephew PLC	4,492,000	43,635
		9,244,765

INFORMATION TECHNOLOGY — 9.92%
Samsung Electronics Co. Ltd.1	2,320,709	2,135,770
Samsung Electronics Co. Ltd., nonvoting preferred1	48,800	28,353
Taiwan Semiconductor Manufacturing Co. Ltd.	408,265,136	1,022,045
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	75,171
Canon, Inc.	16,511,500	731,509
Murata Manufacturing Co., Ltd.	11,200,200	575,507
ASML Holding NV	13,282,222	558,262
HTC Corp.	31,622,010	519,044
Tencent Holdings Ltd.	19,585,000	393,637
Infineon Technologies AG	49,795,000	374,825
SAP AG	5,017,000	265,249
SAP AG (ADR)	1,880,000	99,546
Arm Holdings PLC	26,970,000	247,956
HOYA Corp.	10,860,000	233,934
NetEase.com, Inc. (ADR)2	5,179,900	232,319
Nokia Corp.	40,800,000	199,182
Quanta Computer Inc.	94,055,000	197,870
Nintendo Co., Ltd.	1,380,400	190,103
Baidu, Inc., Class A (ADR)2	1,280,000	149,082
Hon Hai Precision Industry Co., Ltd.	51,999,120	142,367
MediaTek Inc.	15,402,625	141,161
Hirose Electric Co., Ltd.	1,242,300	108,945
ZTE Corp.	31,460,000	98,634
Delta Electronics, Inc.	33,497,563	79,653
Nippon Electric Glass Co., Ltd.	6,750,000	66,825
Ibiden Co., Ltd.	2,695,200	53,295
STMicroelectronics NV	6,659,948	39,573
Keyence Corp.	145,000	34,964
Rohm Co., Ltd.	712,700	33,241
		9,028,022

INDUSTRIALS — 8.33%
Schneider Electric SA	12,570,156	661,820
Atlas Copco AB, Class A	13,569,000	291,804
Atlas Copco AB, Class B	11,560,000	219,709
Ryanair Holdings PLC (ADR)2	17,233,200	480,117
Siemens AG	4,912,000	470,063
Komatsu Ltd.	14,414,600	336,909
Legrand SA	10,137,000	326,027
Capita Group PLC4	31,129,005	303,838
Kubota Corp.	33,832,000	283,508
Weir Group PLC	7,865,000	248,195
European Aeronautic Defence and Space Co. EADS NV	7,716,890	241,200
ASSA ABLOY AB, Class B	8,878,000	222,658
Experian PLC	14,540,000	197,693
AB Volvo, Class B	18,000,000	196,947
Geberit AG	960,000	184,989
FANUC CORP.	1,151,000	176,157
Meggitt PLC	29,391,547	161,036
Marubeni Corp.	25,800,000	157,207
Beijing Enterprises Holdings Ltd.	26,200,000	157,201
KONE Oyj, Class B	2,751,000	142,775
Jardine Matheson Holdings Ltd.	3,009,400	141,592
Bureau Veritas SA	1,807,181	131,683
Vallourec SA	1,944,000	126,204
Aggreko PLC	3,786,843	118,619
Noble Group Ltd.	135,018,000	117,629
SMC Corp.	715,700	115,486
ABB Ltd	5,600,000	105,406
Hutchison Port Holdings Trust3	163,573,000	101,415
International Consolidated Airlines Group, SA (CDI) (GBP denominated)2	42,820,400	98,021
ITOCHU Corp.	9,500,000	96,518
BAE Systems PLC	20,967,468	92,836
Alstom SA	2,738,000	83,028
Nabtesco Corp.	4,500,000	82,025
Qantas Airways Ltd.2	54,000,000	80,638
Adani Enterprises Ltd.	13,080,023	72,315
Vestas Wind Systems A/S2	6,176,677	66,678
SGS SA	38,834	64,289
Serco Group PLC	8,330,000	61,319
A.P. Moller-Maersk A/S, Class B	9,054	59,779
Fiat Industrial SpA2	6,700,000	57,449
Brambles Ltd.	7,721,872	56,549
Makita Corp.	1,429,200	46,254
China Merchants Holdings (International) Co., Ltd.	14,689,347	42,650
Air France2	8,160,720	41,963
Kühne + Nagel International AG	330,000	37,065
Daikin Industries, Ltd.	795,000	21,773
		7,579,036

TELECOMMUNICATION SERVICES — 7.77%
América Móvil, SAB de CV, Series L (ADR)	84,432,402	1,908,172
América Móvil, SAB de CV, Series L	140,040,000	158,759
SOFTBANK CORP.	49,302,900	1,452,120
MTN Group Ltd.	36,324,200	646,744
Koninklijke KPN NV	44,432,000	531,644
Vodafone Group PLC	139,344,919	387,144
OJSC Mobile TeleSystems (ADR)	23,149,100	339,829
Telefónica, SA	17,166,000	297,376
TeliaSonera AB	38,435,700	261,207
China Telecom Corp. Ltd., Class H	420,844,000	239,504
Portugal Telecom, SGPS, SA	26,045,000	150,004
Bharti Airtel Ltd.	19,740,000	127,685
Axiata Group Bhd.	69,481,000	112,659
Advanced Info Service PCL	24,821,500	110,536
Millicom International Cellular SA (SDR)	940,000	94,177
Iliad SA	657,500	81,140
Telekomunikacja Polska SA	15,001,227	74,902
Turkcell Iletisim Hizmetleri AS2	12,655,000	59,341
TalkTalk Telecom Group PLC	12,230,000	25,698
Tele Norte Leste Participações SA, ordinary nominative	427,200	4,915
		7,063,556

MATERIALS — 6.64%
Syngenta AG	2,074,315	607,300
Linde AG	3,095,500	460,530
Potash Corp. of Saskatchewan Inc.	8,915,000	368,011
Holcim Ltd	6,474,544	346,371
Nitto Denko Corp.4	9,141,300	327,077
PT Semen Gresik (Persero) Tbk	216,182,000	272,984
Impala Platinum Holdings Ltd.	12,805,488	265,467
POSCO1	775,000	256,687
BASF SE	3,610,000	251,787
Amcor Ltd.	33,954,916	250,397
ArcelorMittal	10,572,736	193,352
Orica Ltd.	7,718,819	191,370
CRH PLC	9,152,320	181,945
Shin-Etsu Chemical Co., Ltd.	3,610,000	177,756
First Quantum Minerals Ltd.	8,490,500	167,101
Chr. Hansen Holding A/S	6,901,000	150,077
UltraTech Cement Ltd.	6,714,283	147,485
K+S AG	3,123,000	141,144
L’Air Liquide SA, bonus shares1	818,610	101,276
L’Air Liquide SA, non-registered shares	236,456	29,254
Vedanta Resources PLC	8,052,097	126,925
Svenska Cellulosa AB SCA, Class B	7,306,260	108,287
JFE Holdings, Inc.	5,164,000	93,525
BHP Billiton PLC	3,000,000	87,473
Akzo Nobel NV	1,790,000	86,552
Vale SA, ordinary nominative (ADR)	4,000,000	85,800
Anhui Conch Cement Co. Ltd., Class H	25,010,000	74,226
Koninklijke DSM NV	1,515,979	70,340
Jindal Steel & Power Ltd.	6,900,000	58,878
Rio Tinto PLC	1,200,000	58,238
Grasim Industries Ltd.	1,138,500	53,355
Titan Cement Co. SA	3,521,000	52,816
Barrick Gold Corp.	1,050,000	47,513
Formosa Chemicals & Fibre Corp.	17,970,000	47,419
Givaudan SA	45,332	43,194
Israel Chemicals Ltd.1	3,325,000	34,656
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)2	5,104,639	27,514
		6,044,082

ENERGY — 6.64%
BP PLC	123,652,164	884,307
Royal Dutch Shell PLC, Class B	12,672,000	482,938
Royal Dutch Shell PLC, Class A	3,195,000	116,404
Royal Dutch Shell PLC, Class B (ADR)	1,292,999	98,281
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	73,090
Canadian Natural Resources, Ltd.	20,012,600	749,429
OAO Gazprom (ADR)	44,008,000	469,125
INPEX CORP.	70,250	442,656
Nexen Inc.4	21,080,000	335,383
Nexen Inc. (CAD denominated)4	6,278,314	99,898
TOTAL SA	5,730,000	292,934
Saipem SpA, Class S	6,731,566	286,200
Crescent Point Energy Corp.	6,205,000	273,477
Cenovus Energy Inc.	6,517,498	216,429
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	7,614,000	189,208
Cairn India Ltd.2	31,450,000	186,106
China National Offshore Oil Corp.	78,800,100	137,783
Oil Search Ltd.	19,000,000	121,457
Eni SpA	4,397,000	91,110
Suncor Energy Inc.	2,944,000	84,903
BG Group PLC	3,950,000	84,439
Reliance Industries Ltd.	6,455,000	84,229
SeaDrill Ltd.	2,249,343	75,218
Essar Energy PLC2	24,995,900	66,536
Coal India Ltd.	9,690,189	54,860
Tenaris SA (ADR)	1,040,000	38,667
Subsea 7 SA2	450,538	8,362
		6,043,429

UTILITIES — 1.92%
Power Assets Holdings Ltd.	43,010,000	318,147
National Grid PLC	30,990,000	300,797
Power Grid Corp. of India Ltd.	144,130,336	271,678
GDF SUEZ	9,876,186	269,961
Hong Kong and China Gas Co. Ltd.	107,928,672	250,137
International Power PLC	33,583,000	175,865
E.ON AG	3,000,000	64,725
SSE PLC	2,125,000	42,605
CEZ, a s	817,000	32,504
SUEZ Environnement Co.	1,882,253	21,684
		1,748,103

MISCELLANEOUS — 1.77%
Other common stocks in initial period of acquisition		1,611,578

Total common stocks (cost: $71,179,315,000)		83,547,123

	Principal amount
Bonds & notes — 0.11%	(000)

BONDS & NOTES OF U.S. GOVERNMENT AGENCY — 0.11%
Freddie Mac 1.25% 2012	$100,000	100,393

Total bonds & notes (cost: $100,345,000)		100,393

Short-term securities — 8.18%

Freddie Mac 0.03%–0.21% due 1/10–11/2/2012	2,689,685	2,688,912
Fannie Mae 0.07%–0.23% due 1/9–9/17/2012	1,994,045	1,993,627
Federal Home Loan Bank 0.08%–0.32% due 1/4–11/21/2012	1,531,955	1,531,358
U.S. Treasury Bills 0.072%–0.221% due 1/12–8/23/2012	448,215	448,142
Federal Farm Credit Banks 0.16%–0.33% due 2/7–7/31/2012	215,000	214,953
Westpac Banking Corp. 0.25% due 3/7/20123	98,800	98,752
International Bank for Reconstruction and Development 0.08%–0.10% due 3/19–5/18/2012	98,100	98,085
Bank of Nova Scotia 0.21%–0.265% due 2/13–2/21/2012	97,700	97,688
Nordea North America, Inc. 0.235%–0.25% due 1/13–1/24/2012	80,900	80,889
Total Capital Canada Ltd. 0.09% due 1/27/20123	60,000	59,996
Svenska Handelsbanken Inc. 0.26% due 2/28/20123	46,800	46,771
Credit Suisse New York Branch 0.37% due 2/2/2012	40,000	39,986
Straight-A Funding LLC 0.19% due 1/3/20123	23,100	23,100
Barclays U.S. Funding Corp. 0.09% due 1/3/2012	12,700	12,700
National Australia Funding (Delaware) Inc. 0.25% due 2/15/20123	6,400	6,399

Total short-term securities (cost: $7,439,319,000)		7,441,358

Total investment securities (cost: $78,718,979,000)		$91,088,874
Other assets less liabilities		(107,569)

Net assets		$90,981,305

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $5,119,715,000, which represented 5.63% of the net assets of the fund. This amount includes $4,909,635,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2Security did not produce income during the last 12 months.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $342,084,000, which represented .38% of the net assets of the fund.
4The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares.  Further details on these holdings and related transactions during the nine months ended December 31, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2011(000)

UCB SA	11,918,602	—	—	11,918,602	$14,705	$501,488
Nexen Inc.	—	21,080,000	—	21,080,000	1,752	335,383
Nexen Inc. (CAD denominated)	6,228,831	49,483	—	6,278,314	805	99,898
Nitto Denko Corp.	6,910,700	2,230,600	—	9,141,300	6,022	327,077
Capita Group PLC	31,129,005	—	—	31,129,005	10,434	303,838
Techtronic Industries Co. Ltd.*	86,710,000	—	42,895,000	43,815,000	1,116	—
					$34,834	$1,567,684
*Unaffiliated issuer 12/31/2011.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of December 31, 2011, the fund had open forward currency contracts to sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
						Unrealized
						(depreciation)
			Contract amount			appreciation
	Settlement date	Counterparty	Receive	Deliver		at 12/31/2011
Sales:
Australian dollars	1/20/2012	UBS AG	$114,068	$	A112,000	$(190)
Euros	1/12/2012	UBS AG	$101,058		€75,819	2,921
Euros	1/12/2012	JPMorgan Chase	$233,316		€175,000	6,804
Euros	1/13/2012	UBS AG	$235,028		€175,000	8,515
Euros	1/17/2012	Citibank	$73,285		€55,900	928
Euros	1/19/2012	JPMorgan Chase	$100,351		€75,000	3,269
Euros	1/19/2012	Barclays Bank PLC	$97,921		€73,183	3,192
Euros	1/20/2012	Citibank	$227,889		€175,000	$1,364
Euros	1/27/2012	JPMorgan Chase	$84,670		€65,000	528
Euros	1/31/2012	UBS AG	$38,673		€29,560	407
Euros	1/31/2012	HSBC Bank	$222,413		€170,000	2,342
Japanese yen	1/5/2012	UBS AG	$122,218		¥9,500,000	(1,213)
Japanese yen	1/11/2012	Citibank	$105,385		¥8,200,000	(1,165)
Japanese yen	1/26/2012	Barclays Bank PLC	$215,936		¥16,800,000	(2,421)

						$25,281

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$14,020,143	$894,536	*	$—	$14,914,679
Consumer staples	10,184,500	108,804		—	10,293,304
Consumer discretionary	8,512,554	1,418,408	*	—	9,930,962
Health care	9,244,765	—		—	9,244,765
Information technology	6,863,899	2,164,123	*	—	9,028,022
Industrials	7,579,036	—		—	7,579,036
Telecommunication services	7,063,556	—		—	7,063,556
Materials	5,651,463	392,619	*	—	6,044,082
Energy	6,043,429	—		—	6,043,429
Utilities	1,748,103	—		—	1,748,103
Miscellaneous	1,515,960	141,225	*	—	1,657,185
Bonds & notes	—	100,393		—	100,393
Short-term securities	—	7,441,358		—	7,441,358
Total	$78,427,408	$12,661,466		$—	$91,088,874

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $4,909,635,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts†:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$30,270	$—	$30,270
Unrealized depreciation on open forward currency contracts	—	(4,989)	—	(4,989)
Total	$—	$25,281	$—	$25,281

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$18,183,414
Gross unrealized depreciation on investment securities	(6,869,965)
Net unrealized appreciation on investment securities	11,313,449
Cost of investment securities for federal income tax purposes	79,775,425

Key to abbreviations

ADR = American Depositary Receipts	CAD = Canadian dollars
CDI = CREST Depository Interest	EUR = Euros
GDR = Global Depositary Receipts	GBP = British pounds
SDR = Swedish Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-916-0212O-S29432

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: February 28, 2012

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2012